SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS TEXTUAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Significant Accounting Policies [Line Items]
Loans Receivable Percentage	10.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net Of Tax	$ (42)	$ 1	$ (9)
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Accounts Receivable Percentage	80.00%	78.00%	54.00%
Loans Receivable Percentage	69.20%	66.60%
Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Other Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Other Machinery and Equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years